Shareholder Report, Holdings (Details)	Sep. 30, 2025
Fidelity Freedom Index Retirement Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Freedom Index Retirement Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Freedom Index Retirement Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Freedom Index Retirement Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index Retirement Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Freedom Index Retirement Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index Retirement Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Freedom Index Retirement Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Freedom Index Retirement Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.40%
Fidelity Freedom Index Retirement Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Freedom Index Retirement Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index Retirement Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Freedom Index Retirement Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index Retirement Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Freedom Index Retirement Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Freedom Index Retirement Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Freedom Index Retirement Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index Retirement Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Freedom Index Retirement Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index Retirement Fund - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Freedom Index Retirement Fund - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Freedom Index Retirement Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.40%
Fidelity Freedom Index Retirement Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Freedom Index Retirement Fund - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index Retirement Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Freedom Index Retirement Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.40%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Freedom Index Retirement Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2065 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2065 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2065 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2065 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2065 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2065 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2065 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2065 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2065 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2065 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2065 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2065 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2065 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2065 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2065 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2060 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2060 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2060 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2060 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2060 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2060 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2060 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2060 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2060 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2060 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2060 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2060 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2060 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2060 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2060 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2055 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2055 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2055 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2055 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2055 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2055 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2055 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2055 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2055 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2055 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2055 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2055 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2055 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2055 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2055 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2050 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Freedom Index 2050 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Freedom Index 2050 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2050 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom Index 2050 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2050 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index 2050 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Freedom Index 2050 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Freedom Index 2050 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2050 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Freedom Index 2050 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Freedom Index 2050 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2050 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom Index 2050 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2050 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index 2050 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Freedom Index 2050 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Freedom Index 2050 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Freedom Index 2050 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2045 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Fidelity Freedom Index 2045 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2045 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2045 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2045 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2045 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2045 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Fidelity Freedom Index 2045 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2045 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2045 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Fidelity Freedom Index 2045 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2045 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2045 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2045 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2045 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2045 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Fidelity Freedom Index 2045 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2045 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2045 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2040 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Freedom Index 2040 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Freedom Index 2040 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Freedom Index 2040 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2040 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Freedom Index 2040 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Freedom Index 2040 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Freedom Index 2040 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Freedom Index 2040 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2040 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Freedom Index 2040 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Freedom Index 2040 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Freedom Index 2040 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2040 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Freedom Index 2040 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Freedom Index 2040 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Freedom Index 2040 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Freedom Index 2040 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Freedom Index 2040 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2035 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Freedom Index 2035 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Freedom Index 2035 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Freedom Index 2035 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2035 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2035 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Freedom Index 2035 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Freedom Index 2035 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Freedom Index 2035 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Freedom Index 2035 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2035 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Freedom Index 2035 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Freedom Index 2035 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Freedom Index 2035 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2035 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2035 Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Freedom Index 2035 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Freedom Index 2035 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Freedom Index 2035 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Freedom Index 2035 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Freedom Index 2035 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2030 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Freedom Index 2030 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Freedom Index 2030 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Freedom Index 2030 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom Index 2030 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2030 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2030 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2030 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Fidelity Freedom Index 2030 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Freedom Index 2030 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Freedom Index 2030 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2030 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Freedom Index 2030 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Freedom Index 2030 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Freedom Index 2030 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom Index 2030 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2030 Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2030 Fund - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2030 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Fidelity Freedom Index 2030 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Freedom Index 2030 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Freedom Index 2030 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Freedom Index 2030 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Freedom Index 2025 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Freedom Index 2025 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Freedom Index 2025 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2025 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2025 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom Index 2025 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Freedom Index 2025 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Freedom Index 2025 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Freedom Index 2025 Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Freedom Index 2025 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Freedom Index 2025 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Freedom Index 2025 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Freedom Index 2025 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2025 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2025 Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom Index 2025 Fund - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Freedom Index 2025 Fund - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Freedom Index 2025 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Freedom Index 2025 Fund - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Freedom Index 2025 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Freedom Index 2025 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2020 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Freedom Index 2020 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Freedom Index 2020 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Freedom Index 2020 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom Index 2020 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom Index 2020 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2020 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Freedom Index 2020 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Index 2020 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2020 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2020 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Freedom Index 2020 Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Index 2020 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Freedom Index 2020 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2020 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Freedom Index 2020 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Freedom Index 2020 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Freedom Index 2020 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom Index 2020 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom Index 2020 Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2020 Fund - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Freedom Index 2020 Fund - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Index 2020 Fund - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2020 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2020 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Freedom Index 2020 Fund - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Index 2020 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Freedom Index 2020 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Freedom Index 2020 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2015 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Freedom Index 2015 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Freedom Index 2015 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Freedom Index 2015 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Freedom Index 2015 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom Index 2015 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2015 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom Index 2015 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Freedom Index 2015 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2015 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Fidelity Freedom Index 2015 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Freedom Index 2015 Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom Index 2015 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Freedom Index 2015 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2015 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Freedom Index 2015 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Freedom Index 2015 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Freedom Index 2015 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Freedom Index 2015 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom Index 2015 Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2015 Fund - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom Index 2015 Fund - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Freedom Index 2015 Fund - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2015 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Fidelity Freedom Index 2015 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Freedom Index 2015 Fund - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom Index 2015 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Freedom Index 2015 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Freedom Index 2015 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2010 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Fidelity Freedom Index 2010 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Freedom Index 2010 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Freedom Index 2010 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2010 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2010 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2010 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Freedom Index 2010 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Freedom Index 2010 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2010 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.80%
Fidelity Freedom Index 2010 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Freedom Index 2010 Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2010 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2010 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2010 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Fidelity Freedom Index 2010 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Freedom Index 2010 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Freedom Index 2010 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2010 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2010 Fund - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2010 Fund - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Freedom Index 2010 Fund - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Freedom Index 2010 Fund - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2010 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.80%
Fidelity Freedom Index 2010 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Freedom Index 2010 Fund - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2010 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2010 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.80%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2010 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend Retirement Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Flex Freedom Blend Retirement Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Flex Freedom Blend Retirement Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Flex Freedom Blend Retirement Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Flex Freedom Blend Retirement Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Flex Freedom Blend Retirement Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend Retirement Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Flex Freedom Blend Retirement Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Flex Freedom Blend Retirement Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Flex Freedom Blend Retirement Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Flex Freedom Blend Retirement Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	69.20%
Fidelity Flex Freedom Blend Retirement Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Flex Freedom Blend Retirement Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Flex Freedom Blend Retirement Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Flex Freedom Blend Retirement Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2065 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Flex Freedom Blend 2065 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Flex Freedom Blend 2065 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Flex Freedom Blend 2065 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Flex Freedom Blend 2065 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Flex Freedom Blend 2065 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2065 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2065 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex Freedom Blend 2065 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Freedom Blend 2065 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2065 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Freedom Blend 2065 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Fidelity Flex Freedom Blend 2065 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Flex Freedom Blend 2065 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Flex Freedom Blend 2065 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2060 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Flex Freedom Blend 2060 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Flex Freedom Blend 2060 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Flex Freedom Blend 2060 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Flex Freedom Blend 2060 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2060 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2060 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2060 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex Freedom Blend 2060 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Freedom Blend 2060 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2060 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Freedom Blend 2060 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Fidelity Flex Freedom Blend 2060 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Flex Freedom Blend 2060 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Flex Freedom Blend 2060 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2055 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Flex Freedom Blend 2055 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Flex Freedom Blend 2055 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Flex Freedom Blend 2055 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Flex Freedom Blend 2055 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2055 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2055 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2055 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex Freedom Blend 2055 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Freedom Blend 2055 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2055 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Freedom Blend 2055 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Fidelity Flex Freedom Blend 2055 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Flex Freedom Blend 2055 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Flex Freedom Blend 2055 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2050 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Flex Freedom Blend 2050 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Flex Freedom Blend 2050 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Flex Freedom Blend 2050 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Flex Freedom Blend 2050 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2050 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2050 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2050 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex Freedom Blend 2050 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Flex Freedom Blend 2050 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2050 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Flex Freedom Blend 2050 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Fidelity Flex Freedom Blend 2050 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex Freedom Blend 2050 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Fidelity Flex Freedom Blend 2050 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2045 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Flex Freedom Blend 2045 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Flex Freedom Blend 2045 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Flex Freedom Blend 2045 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Flex Freedom Blend 2045 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2045 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2045 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex Freedom Blend 2045 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex Freedom Blend 2045 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Freedom Blend 2045 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2045 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Flex Freedom Blend 2045 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Fidelity Flex Freedom Blend 2045 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Flex Freedom Blend 2045 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Fidelity Flex Freedom Blend 2045 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2040 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Flex Freedom Blend 2040 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Flex Freedom Blend 2040 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Flex Freedom Blend 2040 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Flex Freedom Blend 2040 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2040 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Flex Freedom Blend 2040 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Freedom Blend 2040 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Freedom Blend 2040 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Flex Freedom Blend 2040 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Flex Freedom Blend 2040 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Flex Freedom Blend 2040 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	46.60%
Fidelity Flex Freedom Blend 2040 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Flex Freedom Blend 2040 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Fidelity Flex Freedom Blend 2040 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2035 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Flex Freedom Blend 2035 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Flex Freedom Blend 2035 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Flex Freedom Blend 2035 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Flex Freedom Blend 2035 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Flex Freedom Blend 2035 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2035 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2035 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2035 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2035 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Flex Freedom Blend 2035 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity Flex Freedom Blend 2035 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Flex Freedom Blend 2035 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Flex Freedom Blend 2035 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Flex Freedom Blend 2035 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2030 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Flex Freedom Blend 2030 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Flex Freedom Blend 2030 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Flex Freedom Blend 2030 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2030 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Flex Freedom Blend 2030 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Flex Freedom Blend 2030 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Flex Freedom Blend 2030 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Flex Freedom Blend 2030 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Flex Freedom Blend 2030 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Flex Freedom Blend 2030 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Flex Freedom Blend 2030 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Flex Freedom Blend 2030 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Flex Freedom Blend 2030 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Flex Freedom Blend 2030 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2025 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Flex Freedom Blend 2025 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Flex Freedom Blend 2025 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Freedom Blend 2025 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2025 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Flex Freedom Blend 2025 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Flex Freedom Blend 2025 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Flex Freedom Blend 2025 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Flex Freedom Blend 2025 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Flex Freedom Blend 2025 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Flex Freedom Blend 2025 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Flex Freedom Blend 2025 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Fidelity Flex Freedom Blend 2025 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Flex Freedom Blend 2025 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Flex Freedom Blend 2025 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2020 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Flex Freedom Blend 2020 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Flex Freedom Blend 2020 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Flex Freedom Blend 2020 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Flex Freedom Blend 2020 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Flex Freedom Blend 2020 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Flex Freedom Blend 2020 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Flex Freedom Blend 2020 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Flex Freedom Blend 2020 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Flex Freedom Blend 2020 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Flex Freedom Blend 2020 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Fidelity Flex Freedom Blend 2020 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity Flex Freedom Blend 2020 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Flex Freedom Blend 2020 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Flex Freedom Blend 2020 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2015 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Flex Freedom Blend 2015 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Flex Freedom Blend 2015 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Flex Freedom Blend 2015 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex Freedom Blend 2015 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Flex Freedom Blend 2015 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2015 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Flex Freedom Blend 2015 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Flex Freedom Blend 2015 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Flex Freedom Blend 2015 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Flex Freedom Blend 2015 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.90%
Fidelity Flex Freedom Blend 2015 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Flex Freedom Blend 2015 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Flex Freedom Blend 2015 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Flex Freedom Blend 2015 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2010 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Flex Freedom Blend 2010 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Flex Freedom Blend 2010 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Flex Freedom Blend 2010 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Flex Freedom Blend 2010 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2010 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Flex Freedom Blend 2010 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Flex Freedom Blend 2010 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Flex Freedom Blend 2010 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Flex Freedom Blend 2010 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Flex Freedom Blend 2010 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	67.00%
Fidelity Flex Freedom Blend 2010 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Flex Freedom Blend 2010 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2010 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Flex Freedom Blend 2010 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index Retirement Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Fidelity Freedom Index Retirement Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Freedom Index Retirement Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Freedom Index Retirement Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index Retirement Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Freedom Index Retirement Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index Retirement Fund - Premier II Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Freedom Index Retirement Fund - Premier II Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Freedom Index Retirement Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.40%
Fidelity Freedom Index Retirement Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Freedom Index Retirement Fund - Premier II Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index Retirement Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Freedom Index Retirement Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Freedom Index 2010 Fund - Premier II Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2010 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.80%
Fidelity Freedom Index 2010 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Freedom Index 2010 Fund - Premier II Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Freedom Index 2010 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2010 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Freedom Index 2015 Fund - Premier II Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2015 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.50%
Fidelity Freedom Index 2015 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Freedom Index 2015 Fund - Premier II Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom Index 2015 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Freedom Index 2015 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Index 2020 Fund - Premier II Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Freedom Index 2020 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2020 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Freedom Index 2020 Fund - Premier II Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Index 2020 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Freedom Index 2020 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Freedom Index 2025 Fund - Premier II Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Freedom Index 2025 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Freedom Index 2025 Fund - Premier II Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2025 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Freedom Index 2025 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2030 Fund - Premier II Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2030 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Fidelity Freedom Index 2030 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Freedom Index 2030 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Freedom Index 2030 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2035 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Freedom Index 2035 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Freedom Index 2035 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Freedom Index 2035 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom Index 2035 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom Index 2035 Fund - Premier II Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Freedom Index 2035 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Freedom Index 2035 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Freedom Index 2035 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Fidelity Freedom Index 2035 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2040 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Freedom Index 2040 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Freedom Index 2040 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Freedom Index 2040 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom Index 2040 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Freedom Index 2040 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Freedom Index 2040 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Freedom Index 2040 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity Freedom Index 2040 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2045 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Fidelity Freedom Index 2045 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2045 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2045 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Index 2045 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2045 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Freedom Index 2045 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.00%
Fidelity Freedom Index 2045 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2045 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2050 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Freedom Index 2050 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Freedom Index 2050 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2050 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom Index 2050 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Freedom Index 2050 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Freedom Index 2050 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Freedom Index 2050 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity Freedom Index 2050 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2055 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2055 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2055 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2055 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2055 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2055 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2055 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2055 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2060 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2060 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2060 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2060 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2060 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2060 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2060 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2060 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2065 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2065 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2065 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2065 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2065 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2065 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2065 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2065 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2070 Fund - Premier II Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Premier II Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2070 Fund - Premier II Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2070 Fund - Premier II Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2070 Fund - Premier II Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2070 Fund - Premier II Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2070 Fund - Premier II Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Premier II Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2070 Fund - Premier II Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Freedom Blend 2070 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Flex Freedom Blend 2070 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Flex Freedom Blend 2070 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Flex Freedom Blend 2070 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Flex Freedom Blend 2070 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Freedom Blend 2070 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2070 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Freedom Blend 2070 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex Freedom Blend 2070 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Freedom Blend 2070 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Flex Freedom Blend 2070 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Freedom Blend 2070 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Fidelity Flex Freedom Blend 2070 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Flex Freedom Blend 2070 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Flex Freedom Blend 2070 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2070 Fund - Institutional Premium Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2070 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2070 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2070 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2070 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2070 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2070 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2070 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Freedom Index 2070 Fund - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2070 Fund - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom Index 2070 Fund - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Freedom Index 2070 Fund - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Freedom Index 2070 Fund - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Freedom Index 2070 Fund - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom Index 2070 Fund - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Freedom Index 2070 Fund - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%